SEGMENT INFORMATION (Assets) (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Assets	$ 28,830	$ 29,477
Reportable segments
Disclosure of operating segments [line items]
Assets	14,680	16,632
Reportable segments | Utilities
Disclosure of operating segments [line items]
Assets	4,828	6,542
Reportable segments | Transport
Disclosure of operating segments [line items]
Assets	6,457	6,990
Reportable segments | Energy
Disclosure of operating segments [line items]
Assets	3,104	3,134
Reportable segments | Comm. Infrastructure
Disclosure of operating segments [line items]
Assets	1,072	1,049
Reportable segments | Corporate
Disclosure of operating segments [line items]
Assets	(781)	(1,083)
Contribution from investments in associates
Disclosure of operating segments [line items]
Assets	(2,391)	(3,134)
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Assets	12,115	11,668
Working capital adjustment and other
Disclosure of operating segments [line items]
Assets	$ 4,426	$ 4,311